UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Insight Capital Research & Management, Inc.

Address:   2121 N. California Boulevard
           Suite 560
           Walnut Creek, CA  94596


Form 13F File Number: 28-04736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nam Le
Title:  Controller
Phone:  925-948-2000

Signature,  Place,  and  Date  of  Signing:

/s/ Nam Le                         Walnut Creek, California           5/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              86

Form 13F Information Table Value Total:  $      365,231
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
AmerisourceBergen             cs             03073E105      717   18,124 SH       SOLE       N/A          603    n/a  17,521
Amerigroup Corp               cs             03073T102    1,574   24,500 SH       SOLE       N/A       24,500    n/a       -
Ametek Inc                    cs             031100100    1,763   40,181 SH       SOLE       N/A        1,338    n/a  38,843
Amazon.com Inc                cs             023135106      987    5,477 SH       SOLE       N/A          182    n/a   5,295
Alpha Natural Res Inc         cs             02076X102    2,917   49,140 SH       SOLE       N/A        1,637    n/a  47,503
Acme Packet Inc               cs             004764106    6,787   95,652 SH       SOLE       N/A       69,439    n/a  26,213
Arrow Electronics             cs             042735100    5,221  124,666 SH       SOLE       N/A       89,649    n/a  35,017
Baker Hughes                  cs             057224107      742   10,106 SH       SOLE       N/A          334    n/a   9,772
Baidu Inc                     cs             056752108    3,161   22,937 SH       SOLE       N/A          762    n/a  22,175
Buckeye Cellulose Corp        cs             118255108    1,335   49,036 SH       SOLE       N/A       18,900    n/a  30,136
Brown & Brown Inc             cs             115236101    3,317  128,550 SH       SOLE       N/A      100,738    n/a  27,812
Broadsoft Inc                 cs             11133B409    4,333   90,991 SH       SOLE       N/A       66,673    n/a  24,318
Caterpillar Inc               cs             149123101      544    4,889 SH       SOLE       N/A        2,722    n/a   2,167
CF Inds Hldgs Inc             cs             125269100    7,557   55,245 SH       SOLE       N/A       14,867    n/a  40,378
Cummins Inc                   cs             231021106    3,347   30,536 SH       SOLE       N/A        1,008    n/a  29,528
Coherent Inc                  cs             192479103    2,920   50,256 SH       SOLE       N/A       36,511    n/a  13,745
Cooper Cos Inc                cs             216648402    6,236   89,786 SH       SOLE       N/A       65,126    n/a  24,660
Salesforce.com                cs             79466L302    3,034   22,711 SH       SOLE       N/A          752    n/a  21,959
CSX Corp                      cs             126408103      686    8,732 SH       SOLE       N/A        4,869    n/a   3,863
Cognizant Tech Sol            cs             192446102    2,165   26,596 SH       SOLE       N/A          883    n/a  25,713
CVR Energy Inc                cs             12662P108    5,307  229,143 SH       SOLE       N/A      165,453    n/a  63,690
Concho Resources Inc          cs             20605P101    1,713   15,966 SH       SOLE       N/A          529    n/a  15,437
Deckers Outdoor Corp          cs             243537107    6,521   75,695 SH       SOLE       N/A       44,246    n/a  31,449
Dover Corp                    cs             260003108    1,019   15,493 SH       SOLE       N/A          512    n/a  14,981
Endo Pharmaceuticals          cs             29264F205    4,617  120,989 SH       SOLE       N/A       94,402    n/a  26,587
Endurance Specialty Hldgs Ltd cs             G30397106    6,724  137,738 SH       SOLE       N/A      100,109    n/a  37,629
Express Scripts               cs             302182100      633   11,382 SH       SOLE       N/A          378    n/a  11,004
Eaton Corp                    cs             278058102    1,872   33,766 SH       SOLE       N/A        1,116    n/a  32,650
Ezcorp Inc Cl A               cs             302301106    5,683  181,060 SH       SOLE       N/A      128,136    n/a  52,924
Fortinet Inc                  cs             34959E109    7,258  164,400 SH       SOLE       N/A      108,284    n/a  56,116
Green Mtn Coffee Roast        cs             393122106    1,487   23,014 SH       SOLE       N/A        8,889    n/a  14,125
Google Inc                    cs             38259P508    1,931    3,291 SH       SOLE       N/A          106    n/a   3,185
Herbalife Ltd                 cs             G4412G101    9,435  115,963 SH       SOLE       N/A       82,576    n/a  33,387
Helmerich & Payne             cs             423452101    1,246   18,136 SH       SOLE       N/A          603    n/a  17,533
Hill Rom Hldgs Inc            cs             431475102    4,650  122,422 SH       SOLE       N/A       88,864    n/a  33,558
Intl Bus Machines             cs             459200101    1,318    8,080 SH       SOLE       N/A          214    n/a   7,866
International Coal Grp Inc    cs             45928H106    9,354  827,831 SH       SOLE       N/A      496,098    n/a 331,733
IPG Photonics Corp            cs             44980X109   13,766  238,657 SH       SOLE       N/A      139,116    n/a  99,541
Jazz Pharmaceuticals Inc      cs             472147107    7,311  229,557 SH       SOLE       N/A      169,566    n/a  59,991
JDS Uniphase                  cs             46612J507    8,077  387,586 SH       SOLE       N/A      234,608    n/a 152,978
51job Inc                     cs             316827104    7,294  114,098 SH       SOLE       N/A       82,525    n/a  31,573
Kraft Foods Inc               cs             50075N104      949   30,276 SH       SOLE       N/A        1,028    n/a  29,248
Kindred Healthcare Inc        cs             494580103    1,202   50,350 SH       SOLE       N/A       50,350    n/a       -
Coca-Cola Company             cs             191216100      699   10,532 SH       SOLE       N/A          351    n/a  10,181
Kronos Worldwide Inc          cs             50105F105    3,639   62,254 SH       SOLE       N/A       24,045    n/a  38,209
Lululemon Athletica Inc       cs             550021109    1,488   16,709 SH       SOLE       N/A        8,509    n/a   8,200
LSB Inds Inc                  cs             502160104    9,598  242,132 SH       SOLE       N/A      156,829    n/a  85,303
McDonalds Corp                cs             580135101    1,739   22,860 SH       SOLE       N/A          758    n/a  22,102
Massey Energy Corp            cs             576206106    2,466   36,067 SH       SOLE       N/A        1,202    n/a  34,865
Microsoft Corp                cs             594918104      548   21,595 SH       SOLE       N/A          713    n/a  20,882
Nordson Corp                  cs             655663102   11,344   98,589 SH       SOLE       N/A       71,500    n/a  27,089
Netflix Inc                   cs             64110L106    1,343    5,646 SH       SOLE       N/A        2,879    n/a   2,767
Northern Oil & Gas Inc        cs             665531109    6,949  260,279 SH       SOLE       N/A      189,064    n/a  71,215
National Oilwell Varco        cs             637071101    1,923   24,263 SH       SOLE       N/A          803    n/a  23,460
NXP Semiconductors N V Com    cs             N6596X109    6,306  210,455 SH       SOLE       N/A       65,951    n/a 144,504
Opentable Inc                 cs             68372A104    5,710   53,693 SH       SOLE       N/A       39,153    n/a  14,540
Oracle Systems Corp           cs             68389X105    2,084   62,347 SH       SOLE       N/A        2,071    n/a  60,276
Pan American Silver Corp      cs             697900108    4,507  121,391 SH       SOLE       N/A       88,195    n/a  33,196
Universal Display Corp        cs             91347P105    1,617   29,375 SH       SOLE       N/A       29,375    n/a       -
Verifone Hldgs Inc            cs             92342Y109    4,662   84,834 SH       SOLE       N/A       61,692    n/a  23,142

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Priceline.Com Inc             cs             741503403    1,088    2,148 SH       SOLE       N/A           73    n/a   2,075
Metropcs Comm                 cs             591708102    6,406  394,448 SH       SOLE       N/A      286,775    n/a 107,673
Patriot Coal Corp             cs             70336T104    5,810  224,932 SH       SOLE       N/A      163,358    n/a  61,574
Procter & Gamble Co           cs             742718109    1,341   21,770 SH       SOLE       N/A          789    n/a  20,981
Potash CP of Sask             cs             73755L107    1,017   17,256 SH       SOLE       N/A          573    n/a  16,683
Pioneer Natural Res Co        cs             723787107    2,014   19,758 SH       SOLE       N/A          654    n/a  19,104
Robbins & Myers Inc           cs             770196103    8,355  181,672 SH       SOLE       N/A      118,511    n/a  63,161
RSC Holdings Inc              cs             74972L102    3,517  244,564 SH       SOLE       N/A      191,699    n/a  52,865
Sauer-Danfoss Inc             cs             804137107    5,762  113,145 SH       SOLE       N/A       82,219    n/a  30,926
Schlumberger Ltd              cs             806857108    1,820   19,516 SH       SOLE       N/A          648    n/a  18,868
SXC Health Solutions          cs             78505P100    9,701  177,032 SH       SOLE       N/A      109,618    n/a  67,414
Teck Resources Ltd            cs             878742204    1,614   30,442 SH       SOLE       N/A        1,012    n/a  29,430
Transdigm Group Inc           cs             893641100    4,716   56,262 SH       SOLE       N/A       42,177    n/a  14,085
TIBCO Software Inc            cs             88632Q103    4,516  165,725 SH       SOLE       N/A      120,603    n/a  45,122
TRW Automotive Hldgs          cs             87264S106    1,132   20,551 SH       SOLE       N/A       10,691    n/a   9,860
Under Armour Inc              cs             904311107   11,396  167,467 SH       SOLE       N/A      114,597    n/a  52,870
Ulta Salon Cosm & Frag        cs             90384S303    5,652  117,427 SH       SOLE       N/A       85,369    n/a  32,058
Union Pacific Corp            cs             907818108      827    8,414 SH       SOLE       N/A          284    n/a   8,130
United Rentals                cs             911363109   14,414  433,115 SH       SOLE       N/A      274,490    n/a 158,625
WABCO Holdings Inc            cs             92927K102   10,190  165,309 SH       SOLE       N/A      120,047    n/a  45,262
Waste Connections Inc         cs             941053100    4,716  163,810 SH       SOLE       N/A      121,312    n/a  42,498
Whiting Pete Corp             cs             966387102    1,534   20,890 SH       SOLE       N/A          686    n/a  20,204
Walter Energy Inc             cs             93317Q105    4,761   35,153 SH       SOLE       N/A        6,844    n/a  28,309
Weight Watchers Intl Inc      cs             948626106   12,845  183,237 SH       SOLE       N/A       98,943    n/a  84,294
Exide Technologies            cs             302051206    3,417  305,930 SH       SOLE       N/A      225,431    n/a  80,499
Exxon Mobil Corp              cs             30231G102    1,335   15,866 SH       SOLE       N/A          530    n/a  15,336